SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
29.	SUBSEQUENT EVENTS

a)	Property lease contract

On February 4, 2013, the Company through 21Vianet Beijing, entered into a lease agreement with Beijing Xingguang Tuocheng Investment Co., Ltd. for property and buildings for purposes of building out a new data center in the Daixing District of Beijing. The lease term is 20 years, with the first 3.5 years rent-free. After the rent-free period ends, the rent for the next 9 years will be RMB471,628, and the rent thereafter will be negotiated at a later date.

b)	Acquisition of Beijing Tianwang Online Communication Technology Co., Ltd and Beijing Yilongxinda Technology Co., Ltd.

On February 28, 2013, the Company through 21Vianet Beijing, entered into a share purchase agreement to acquire 100% equity interest in Beijing Tianwang Online Communication Technology Co., Ltd and Beijing Yilong Xinda Technology Co., Ltd. (collectively the “Target Companies”) from Beijing Kaihua Kewei Technology Company Limited. The Target Companies principally provide virtual private network services and managed network services. The consideration for the Target Companies includes RMB17,500 in cash, as well as additional contingent consideration in both cash and shares. The contingent consideration is based on the achievement by the Target Companies of certain financial performance targets in accordance with the sales and purchase agreement for the fiscal years 2013 and 2014, as well as compliance with the terms of the sales and purchase agreement. The Company is in the process of determining the fair value of the assets acquired and liabilities assumed to allocate the purchase price, as well as the fair value of the contingent consideration in both cash and shares.

c)	Issuance of bonds

On March 22, 2013, the Company closed on an offering of RMB1,000,000 (equivalent to US$160,500) in aggregate principal amount of bonds due 2016 at a coupon rate of 7.875% per annum (“2016 Bonds”). The 2016 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited (the “SGX-ST”). Interest on the 2016 Bonds is payable semi-annually in arrears on March 22 and September 22 in each year, beginning September 22, 2013.

The Company intends to use the 2016 Bond proceeds for data center expansion and other general corporate purposes.